Document and Entity Information	Sep. 28, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001510487
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 28, 2020
Entity Registrant Name	PRINCIPIA BIOPHARMA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38653
Entity Tax Identification Number	26-3487603
Entity Address, Address Line One	220 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	416-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PRNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false